Provisions - Defined Contribution Plans and State Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Post-employment benefit expense, defined contribution plans	€ 260	€ 234	€ 218
Total expense of state plans	527	484	429
Total expense of defined contribution plans and state plans	€ 787	€ 718	€ 647